UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

American Funds Mortgage Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund® Investment portfolio May 31, 2013 unaudited

Bonds & notes 90.91%
Mortgage-backed obligations 80.17%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 77.58%	(000)	(000)

Fannie Mae 3.308% 2017[2]	$ 337	$ 364
Fannie Mae 2.50% 2023	6,144	6,336
Fannie Mae 2.50% 2023	4,447	4,609
Fannie Mae 3.50% 2025	944	1,012
Fannie Mae 3.50% 2025	680	716
Fannie Mae 3.00% 2026	1,415	1,473
Fannie Mae 3.50% 2026	2,231	2,349
Fannie Mae 3.50% 2026	1,161	1,222
Fannie Mae 4.50% 2026	4,776	5,103
Fannie Mae 2.50% 2027	8,799	8,993
Fannie Mae 2.50% 2027	1,950	1,994
Fannie Mae 2.50% 2027	647	662
Fannie Mae 2.50% 2027	308	315
Fannie Mae 3.00% 2027	3,800	3,959
Fannie Mae 3.00% 2027	1,649	1,730
Fannie Mae 3.00% 2027	1,171	1,230
Fannie Mae 3.00% 2027	1,051	1,105
Fannie Mae 2.00% 2028[3]	17,580	17,527
Fannie Mae 2.50% 2028[3]	15,450	15,776
Fannie Mae 2.50% 2028	5,386	5,507
Fannie Mae 3.00% 2028[3]	67,335	70,092
Fannie Mae 3.50% 2028[3]	19,620	20,648
Fannie Mae 5.50% 2039	298	324
Fannie Mae 6.00% 2039	637	695
Fannie Mae 3.235% 2040[2]	2,262	2,393
Fannie Mae 3.533% 2040[2]	1,093	1,162
Fannie Mae 4.189% 2040[2]	995	1,061
Fannie Mae 4.50% 2040	8,424	9,014
Fannie Mae 4.50% 2040	1,326	1,419
Fannie Mae 4.50% 2040	300	326
Fannie Mae 5.00% 2040	5,868	6,439
Fannie Mae 3.463% 2041[2]	1,329	1,401
Fannie Mae 3.534% 2041[2]	395	416
Fannie Mae 3.774% 2041[2]	2,962	3,163
Fannie Mae 4.00% 2041	17,344	18,315
Fannie Mae 4.00% 2041	7,724	8,156
Fannie Mae 4.00% 2041	4,409	4,656
Fannie Mae 4.50% 2041	9,371	10,027
Fannie Mae 4.50% 2041	1,779	1,904
Fannie Mae 4.50% 2041	869	946
Fannie Mae 3.50% 2042	5,694	5,906
Fannie Mae 3.50% 2042	5,212	5,426
Fannie Mae 3.50% 2042	4,747	4,932
Fannie Mae 3.50% 2042	2,215	2,306
Bonds & notes
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$20,557	$21,791
Fannie Mae 4.00% 2042	4,974	5,272
Fannie Mae 2.514% 2043[2]	1,086	1,110
Fannie Mae 3.00% 2043[3]	20,500	20,625
Fannie Mae 3.50% 2043[3]	26,740	27,713
Fannie Mae 4.00% 2043[3]	17,130	18,078
Fannie Mae 4.50% 2043[3]	1,110	1,186
Fannie Mae 5.00% 2043[3]	14,980	16,155
Fannie Mae 5.50% 2043[3]	6,190	6,709
Fannie Mae 6.00% 2043[3]	2,760	3,005
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	550	553
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	525	528
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	448	453
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	700	700
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	425	430
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	425	442
Government National Mortgage Assn. 2.50% 2027	2,232	2,291
Government National Mortgage Assn. 2.50% 2027	2,213	2,272
Government National Mortgage Assn. 2.50% 2028	5,425	5,571
Government National Mortgage Assn. 4.00% 2032	1,408	1,462
Government National Mortgage Assn. 4.00% 2032	1,084	1,138
Government National Mortgage Assn. 6.50% 2032	2,810	3,191
Government National Mortgage Assn. 5.00% 2035	2,356	2,573
Government National Mortgage Assn. 3.75% 2037	1,055	1,085
Government National Mortgage Assn. 6.50% 2037	457	522
Government National Mortgage Assn. 5.00% 2038	1,330	1,442
Government National Mortgage Assn. 6.50% 2038	1,068	1,218
Government National Mortgage Assn. 6.50% 2038	1,044	1,195
Government National Mortgage Assn. 6.50% 2038	646	740
Government National Mortgage Assn. 4.50% 2039	1,378	1,483
Government National Mortgage Assn. 6.00% 2039	16,385	18,169
Government National Mortgage Assn. 3.50% 2040	2,850	3,005
Government National Mortgage Assn. 4.50% 2040	393	409
Government National Mortgage Assn. 5.50% 2040	14,811	16,468
Government National Mortgage Assn. 3.50% 2041	11,964	12,575
Government National Mortgage Assn. 3.50% 2041	1,249	1,316
Government National Mortgage Assn. 4.00% 2041	1,559	1,612
Government National Mortgage Assn. 4.50% 2041	5,460	5,890
Government National Mortgage Assn. 4.50% 2041	2,880	3,121
Government National Mortgage Assn. 4.50% 2041	2,314	2,410
Government National Mortgage Assn. 4.50% 2041	2,141	2,320
Government National Mortgage Assn. 4.50% 2041	2,149	2,239
Government National Mortgage Assn. 5.00% 2041	9,464	10,262
Government National Mortgage Assn. 5.00% 2041	3,941	4,136
Government National Mortgage Assn. 6.50% 2041	1,568	1,787
Government National Mortgage Assn. 3.00% 2042	2,122	2,167
Government National Mortgage Assn. 3.50% 2042	1,093	1,162
Government National Mortgage Assn. 3.50% 2042	983	1,046
Government National Mortgage Assn. 4.00% 2042	4,390	4,689
Government National Mortgage Assn. 4.00% 2042	2,377	2,557
Government National Mortgage Assn. 4.00% 2042	1,568	1,659
Government National Mortgage Assn. 4.00% 2042	1,229	1,313
Government National Mortgage Assn. 4.50% 2042	3,385	3,689
Government National Mortgage Assn. 3.50% 2043[3]	24,675	25,897
Bonds & notes
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 3.00% 2026	$1,239	$1,289
Freddie Mac 5.00% 2034	8,953	9,711
Freddie Mac 5.00% 2034	1,878	2,017
Freddie Mac 4.50% 2035	269	285
Freddie Mac 4.50% 2035	55	59
Freddie Mac 5.50% 2037	721	778
Freddie Mac 5.50% 2037	217	234
Freddie Mac 5.00% 2038	2,396	2,572
Freddie Mac 5.50% 2038	4,145	4,461
Freddie Mac 5.50% 2038	1,829	1,968
Freddie Mac 5.50% 2038	554	596
Freddie Mac 6.00% 2038	1,026	1,116
Freddie Mac 3.764% 2039[2]	1,445	1,547
Freddie Mac 5.50% 2039	1,623	1,747
Freddie Mac 5.50% 2039	1,034	1,113
Freddie Mac 6.00% 2039	800	869
Freddie Mac 3.10% 2040[2]	228	239
Freddie Mac 4.50% 2040	821	872
Freddie Mac 4.50% 2040	133	142
Freddie Mac 2.825% 2041[2]	375	394
Freddie Mac 3.236% 2041[2]	2,849	3,001
Freddie Mac 3.409% 2041[2]	267	282
Freddie Mac 4.00% 2041	1,470	1,548
Freddie Mac 4.50% 2041	7,113	7,554
Freddie Mac 4.50% 2041	2,354	2,503
Freddie Mac 4.50% 2041	2,161	2,297
Freddie Mac 4.50% 2041	183	195
Freddie Mac 5.00% 2041	1,282	1,419
Freddie Mac 2.563% 2042[2]	998	1,024
Freddie Mac 4.50% 2042	3,194	3,387
Freddie Mac 4.50% 2042	681	722
Freddie Mac 2.37% 2043[2,3,4]	9,020	9,142
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	423	429
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	195	201
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018	565	572
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	199	206
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	850	878
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	350	364
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	236	254
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	575	575
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	535	532
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	475	486
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	299	311
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	391	414
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,593	2,746
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	285	306
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	481	482
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	425	437
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022	593	593
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	295	295
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022	621	629
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	2,050	1,995
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	575	563
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	2,555	2,517
Bonds & notes
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	$2,005	$ 1,973
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	705	700
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	1,275	1,260
National Credit Union Administration, Series 2010-R2, Class 1A, 0.568% 2017[2]	76	76
National Credit Union Administration, Series 2011-R2, Class 1A, 0.598% 2020[2]	258	259
National Credit Union Administration, Series 2011-R3, Class 1A, 0.598% 2020[2]	202	203
National Credit Union Administration, Series 2011-R1, Class 1A, 0.648% 2020[2]	155	156
		629,435
Other mortgage-backed obligations[1] 2.59%

Westpac Banking Corp. 1.375% 2015[5]	500	508
Westpac Banking Corp. 2.45% 2016[5]	375	393
Westpac Banking Corp. 1.25% 2017[5]	600	596
Westpac Banking Corp. 1.375% 2018[5]	700	695
Sparebank 1 Boligkreditt AS 2.625% 2016[5]	400	420
Sparebank 1 Boligkreditt AS 2.30% 2017[5]	550	568
Sparebank 1 Boligkreditt AS 1.25% 2018[5]	1,000	982
Bank of Nova Scotia 1.45% 2013[5]	500	501
Bank of Nova Scotia 1.25% 2014[5]	400	405
Bank of Nova Scotia 2.15% 2016[5]	350	364
Bank of Nova Scotia 1.75% 2017[5]	425	437
UBS AG 1.875% 2015[5]	400	408
UBS AG 0.75% 2016[5]	700	698
UBS AG 2.25% 2017[5]	450	468
Swedbank AB 2.125% 2016[5]	325	337
Swedbank AB 2.95% 2016[5]	300	317
Swedbank AB 1.375% 2018[5]	700	694
Bank of Montreal 1.30% 2014[5]	550	557
Bank of Montreal 2.625% 2016[5]	650	683
Australia & New Zealand Banking Group Ltd. 1.00% 2015[5]	500	504
Australia & New Zealand Banking Group Ltd. 2.40% 2016[5]	500	524
Barclays Bank PLC 2.50% 2015[5]	550	572
Barclays Bank PLC 2.25% 2017[5]	375	390
Commonwealth Bank of Australia 0.75% 2016[5]	500	499
Commonwealth Bank of Australia 2.25% 2017[5]	425	441
National Australia Bank 2.00% 2017[5]	500	515
National Australia Bank 1.25% 2018[5]	420	417
National Bank of Canada 1.65% 2014[5]	500	504
National Bank of Canada 2.20% 2016[5]	350	365
Northern Rock PLC 5.625% 2017[5]	725	838
HSBC Bank PLC 1.625% 2014[5]	700	709
DnB NOR ASA 1.45% 2019[5]	700	697
Skandinaviska Enskilda 1.375% 2018[5]	700	692
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[5]	600	598
Credit Suisse Group AG 2.60% 2016[5]	500	525
Stadshypotek AB 1.875% 2019[5]	525	519
Nordea Eiendomskreditt AS 2.125% 2017[5]	500	518
Canadian Imperial Bank of Commerce 2.75% 2016[5]	400	421
Toronto-Dominion Bank 1.625% 2016[5]	400	410
Caisse Centrale Desjardins 1.60% 2017[5]	350	358
		21,047
Total mortgage-backed obligations		650,482
Bonds & notes
U.S. Treasury bonds & notes 6.96%	Principal amount	Value
U.S. Treasury inflation-protected securities[6] 4.25%	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2013	$ 369	$ 370
U.S. Treasury Inflation-Protected Security 2.00% 2014	8,855	8,984
U.S. Treasury Inflation-Protected Security 0.50% 2015	12,888	13,265
U.S. Treasury Inflation-Protected Security 0.125% 2016	1,555	1,610
U.S. Treasury Inflation-Protected Security 0.125% 2018	5,160	5,419
U.S. Treasury Inflation-Protected Security 0.125% 2022	2,298	2,375
U.S. Treasury Inflation-Protected Security 0.125% 2023	2,380	2,431
		34,454
U.S. Treasury 2.71%

U.S. Treasury 3.125% 2013	6,510	6,559
U.S. Treasury 1.875% 2014	15,230	15,427
		21,986
Total U.S. Treasury bonds & notes		56,440
Federal agency bonds & notes 2.83%

Freddie Mac 0.375% 2014	10,850	10,864
Freddie Mac 1.75% 2015	2,575	2,646
Freddie Mac 1.25% 2019	2,330	2,291
Federal Home Loan Bank, Series 2816, 1.00% 2017	4,000	4,005
Federal Home Loan Bank 4.125% 2020	1,350	1,554
Tennessee Valley Authority 1.875% 2022	1,650	1,599
		22,959
Municipals 0.95%

State of Minnesota, Housing Finance Agency., Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	1,260	1,250
State of Minnesota, Housing Finance Agency., Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	1,295	1,268
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	1,000	1,145
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue
Refunding Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	735	773
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	744	742
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	650	650
State of Georgia, Housing and Finance Authority, Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	540	567
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	500	541
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	345	373
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	185	190
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	160	168
		7,667
Total bonds & notes (cost: $736,479,000)		737,548
Short-term securities 37.49%

Freddie Mac 0.11%–0.12% due 6/17/2013–1/27/2014	59,600	59,570
Fannie Mae 0.10%–0.16% due 6/12/2013–1/6/2014	31,000	30,991
Federal Home Loan Bank 0.067%–0.07% due 8/16/2013	22,980	22,978
Wells Fargo & Co. 0.15%–0.17% due 6/6–8/19/2013	20,500	20,495
	Principal amount	Value
Short-term securities	(000)	(000)

Emerson Electric Co. 0.10% due 7/23/2013[5]	$20,000	$ 19,997
Regents of the University of California 0.13% due 8/1/2013	20,000	19,995
Coca-Cola Co. 0.09%–0.15% due 7/12–10/4/2013[5]	19,200	19,197
Chariot Funding, LLC 0.27% due 9/18/2013[5]	15,000	14,993
Google Inc. 0.10% due 9/24/2013[5]	14,400	14,394
PepsiCo Inc. 0.06% due 7/25/2013[5]	13,300	13,299
NetJets Inc. 0.04% due 6/3/2013[5]	10,100	10,100
Wal-Mart Stores, Inc. 0.06% due 6/13/2013[5]	10,000	10,000
Walt Disney Co. 0.12% due 6/21/2013[5]	8,400	8,399
Private Export Funding Corp. 0.12% due 7/17–8/7/2013[5]	8,200	8,198
Chevron Corp. 0.07% due 6/12/2013[5]	8,000	8,000
Abbott Laboratories 0.12% due 6/17/2013[5]	7,900	7,900
John Deere Credit Ltd. 0.10% due 6/7/2013[5]	7,000	7,000
Straight-A Funding LLC 0.09% due 6/13/2013[5]	5,000	5,000
Honeywell International Inc. 0.11% due 8/21/2013[5]	3,700	3,699
Total short-term securities (cost: $304,189,000)		304,205
Total investment securities (cost: $1,040,668,000)		1,041,753
Other assets less liabilities		(230,441)
Net assets		$ 811,312

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,142,000, which represented 1.13% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $171,223,000, which represented 21.10% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,070
Gross unrealized depreciation on investment securities	(5,004)
Net unrealized appreciation on investment securities	1,066
Cost of investment securities for federal income tax purposes	1,040,687

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-042-0713O-S37756

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2013